Investment Securities, Available-for-sale Securities, Amortized Cost and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	$ 407,717	$ 429,360
Gross Unrealized Gains	3,895	9,928
Gross Unrealized Losses	3,899	217
Fair Value	407,713	439,071
U. S. Government Sponsored Enterprises [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	59,976	20,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	797	32
Fair Value	59,179	19,968
State and Political Subdivisions [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	41	103
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	41	103
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	269,907	308,432
Gross Unrealized Gains	3,367	7,749
Gross Unrealized Losses	2,476	23
Fair Value	270,798	316,158
Corporate Bonds [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	45,805	59,185
Gross Unrealized Gains	157	916
Gross Unrealized Losses	625	162
Fair Value	45,337	59,939
Small Business Administration-Guaranteed Participation Securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	31,303	40,955
Gross Unrealized Gains	371	1,262
Gross Unrealized Losses	0	0
Fair Value	31,674	42,217
Other [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	685	685
Gross Unrealized Gains	0	1
Gross Unrealized Losses	1	0
Fair Value	$ 684	$ 686